OPERATING LEASES - Schedule of lease and Non-Lease Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease, Cost [Abstract]
Operating lease costs	$ 3,484	$ 2,324	$ 1,608
Short-term lease costs	191	1,000	537
Amortization of prepaid land leases	382	454	384
Total lease costs	$ 4,057	$ 3,778	$ 2,529